Debt - Net carrying amount (Details) - Convertible Notes	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Principal outstanding	$ 150,000
Unamortized debt discount and issuance costs	(36,627)
Balance as of December 31, 2021	113,373
Fair value of the Notes	$ 126,000,000.0